Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands	Jan. 31, 2014	Feb. 23, 2022	Dec. 31, 2021	Aug. 11, 2021	Dec. 31, 2020	Aug. 12, 2020	Feb. 24, 2020	Feb. 19, 2020
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Rights outstanding				31,032		86,978	70,939	2,108,542
Number of shares canceled and not issued which linked to subscription warrants – indemnification	578,538
Subscription warrants, shares			3,527,934
Subscription warrants - indemnification			R$ 51,296		R$ 86,439
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding		43,925	2,297,491